Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations
			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

2011
Beginning Balance	$128,709	$61,036	$—	$189,745
Additional liabilities accrued	2,105	559	—	2,664
Revisions in estimated cash outflows	5,888	—	—	5,888
Acquisitions of assets	—	140	3,751	3,891
Disposition of assets	(1,323)	(929)	—	(2,252)
Accretion expense	8,023	4,403	55	12,481
Ending Balance	$143,402	$65,209	$3,806	$212,417

2010
Beginning Balance	$118,742	$55,343	$—	$174,085
Additional liabilities accrued	4,757	1,931	—	6,688
Revisions in estimated cash outflows	(1,382)	—	—	(1,382)
Acquisitions of assets	—	63	—	63
Disposition of assets	(2,086)	(324)	—	(2,410)
Accretion expense	8,678	4,023	—	12,701
Ending Balance	$128,709	$61,036	$—	$189,745